SHARE-BASED COMPENSATION - Stock Option Activity, Successor (Details) (Stock Option Plan 2012 [Member], Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	4 Months Ended
	Dec. 28, 2012
Shares
Granted	73,954
Successor [Member]
Shares
Outstanding, beginning balance (in shares)	50,845	[1]
Granted	147,908
Outstanding, ending balance (in shares)	198,753
Vested or expected to vest at end of period	182,476
Exercisable at period end	50,845
Weighted- Average Exercise Price
Outstanding, beginning balance, weighted average exercise price (in dollars per share)	117.07	[1]
Granted	255.00
Outstanding, ending balance, weighted average exercise price (in dollars per share)	219.72
Vested or expected to vest at end of period	216.57
Exercisable at period end	117.07
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding, weighted average remaining contractual term (in years)	8 years
Vested or expected to vest at period end	7 years 9 months 18 days
Exercisable at period end	2 years 9 months 18 days
Outstanding	7,013	[2]
Vested or expected to vest at end of period	7,013	[2]
Exercisable at period end	7,013	[2]

[1]	Represents shares rolled over from the 2004 Plan at a 10:1 ratio.
[2]	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.